Unaudited Interim Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of Comprehensive Income [Abstract]
Net earnings	$ 6.1	$ 159.0	$ 85.0	$ 38.7
Other comprehensive income (loss) ("OCI"):
Foreign currency translation adjustment, net of tax expense of $nil and $nil (2024 - tax expense of $1.3 and $3.2) (notes 17(b)(iii) and 17(b)(iv))	16.3	10.9	48.0	4.4
Change in fair value of cash flow hedges, net of tax recovery of $0.4 and $0.5 (2024 - tax expense of $2.2 and $7.0) (note 17(b)(ii))	(2.3)	29.2	(23.2)	38.7
Change in pension and other post-employment benefits, net of tax recovery of $0.4 and $0.7 (2024 - tax recovery of $0.4 and $1.8)	(1.9)	(1.0)	(2.5)	(5.2)
OCI, net of tax (note 10)	12.1	39.1	22.3	37.9
Derecognition on sale of the renewable energy business (note 18)	0.0	0.0	(71.6)	0.0
Comprehensive income	18.2	198.1	35.7	76.6
Comprehensive loss attributable to the non-controlling interests	(18.0)	(42.0)	(35.9)	(73.9)
Comprehensive income attributable to shareholders of Algonquin Power & Utilities Corp.	$ 36.2	$ 240.1	$ 71.6	$ 150.5